Insurance business - Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	£ 1	£ 1
Liabilities arising from insurance and participating investment contracts	(125,027)	(120,148)
Insurance acquisition assets	20	24
Net liabilities	(125,006)
Net liabilities	(125,007)	(120,123)
Present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	2	0
Liabilities arising from insurance and participating investment contracts	(119,421)	(114,555)
Insurance acquisition assets	0	0
Net liabilities	(119,419)
Net liabilities		(114,555)
Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	1	1
Liabilities arising from insurance and participating investment contracts	(1,139)	(1,178)
Insurance acquisition assets	0	0
Net liabilities	(1,138)
Net liabilities		(1,177)
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	34	44	£ 42
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	(2)	0
Liabilities arising from insurance and participating investment contracts	(4,467)	(4,415)
Insurance acquisition assets	0	0
Net liabilities	(4,469)
Net liabilities		(4,415)
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	27	31	£ 56
Other
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets	0	0
Liabilities arising from insurance and participating investment contracts	0	0
Insurance acquisition assets	20	24
Net liabilities	£ 20
Net liabilities		£ 24